UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2021

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2021 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.0%
Canada | 5.8%
BRP, Inc.	29,045	$2,518,528
CAE, Inc. (*)	92,140	2,625,554
Canadian National Railway Co.	24,597	2,854,481
Dollarama, Inc.	70,192	3,101,026
National Bank of Canada	58,303	3,960,633
		15,060,222
China | 4.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	23,313	5,285,756
Tencent Holdings, Ltd.	79,400	6,259,656
		11,545,412
Denmark | 1.9%
Carlsberg AS, Class B	16,613	2,555,277
Vestas Wind Systems A/S	12,116	2,493,570
		5,048,847
France | 2.3%
LVMH Moet Hennessy Louis Vuitton SE	4,849	3,231,332
Pernod Ricard SA	14,156	2,657,387
		5,888,719
Germany | 1.7%
Merck KGaA	13,801	2,359,747
Teamviewer AG (*)	47,251	2,019,001
		4,378,748
Hong Kong | 4.7%
AIA Group, Ltd.	372,400	4,530,433
China Gas Holdings, Ltd.	1,055,600	4,324,325
Sands China, Ltd. (*)	666,800	3,343,861
		12,198,619
Japan | 4.6%
BayCurrent Consulting, Inc.	15,800	3,624,639
Kansai Paint Co., Ltd.	79,900	2,140,285
Nintendo Co., Ltd.	6,200	3,470,432
Shimano, Inc.	11,200	2,675,183
		11,910,539
Netherlands | 4.0%
NXP Semiconductors NV	19,549	3,935,996
Wolters Kluwer NV	72,886	6,335,859
		10,271,855
South Korea | 1.2%
LG Household & Health Care, Ltd.	2,296	3,191,624
Spain | 1.0%
Industria de Diseno Textil SA	76,154	2,510,268
Description	Shares	Fair Value
Sweden | 4.4%
Assa Abloy AB, Class B	71,186	$2,044,248
Epiroc AB, Class A	239,238	5,419,435
Hexagon AB, B Shares	42,989	3,964,496
		11,428,179
Switzerland | 2.7%
ABB, Ltd.	116,297	3,537,137
Partners Group Holding AG	2,808	3,587,946
		7,125,083
Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	51,329	6,071,194
United Kingdom | 8.8%
Coca-Cola European Partners PLC	55,554	2,897,697
Diageo PLC	114,684	4,716,482
Prudential PLC	148,985	3,158,410
RELX PLC	169,510	4,258,715
Rio Tinto PLC	33,661	2,575,129
Unilever PLC	97,105	5,419,084
		23,025,517
United States | 48.2%
Accenture PLC, Class A	22,118	6,110,098
Alphabet, Inc., Class A (*)	4,156	8,571,833
AmerisourceBergen Corp.	33,535	3,959,478
Aon PLC, Class A	27,986	6,439,859
Boston Scientific Corp. (*)	76,780	2,967,547
Dollar General Corp.	21,491	4,354,506
Honeywell International, Inc.	11,120	2,413,818
Intercontinental Exchange, Inc.	44,864	5,010,412
IQVIA Holdings, Inc. (*)	35,301	6,818,035
Johnson & Johnson	33,886	5,569,164
Lowe’s Cos., Inc.	23,446	4,458,960
McDonald’s Corp.	17,869	4,005,158
Microsoft Corp.	35,856	8,453,769
Motorola Solutions, Inc.	24,302	4,569,991
Palo Alto Networks, Inc. (*)	7,959	2,563,276
PTC, Inc. (*)	30,671	4,221,863
Rockwell Automation, Inc.	11,912	3,161,921
S&P Global, Inc.	11,829	4,174,099
Texas Instruments, Inc.	25,228	4,767,840
The Charles Schwab Corp.	58,582	3,818,375
The Coca-Cola Co.	99,302	5,234,208
The Procter & Gamble Co.	29,226	3,958,077
Thermo Fisher Scientific, Inc.	17,226	7,861,602
Visa, Inc., Class A	23,922	5,065,005
Warner Music Group Corp., Class A	46,697	1,603,108

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2021 (unaudited)

Description	Shares	Fair Value
Zoetis, Inc.	35,565	$5,600,776
		125,732,778
Total Common Stocks (Cost $165,863,545)		255,387,604
Preferred Stocks | 0.9%
Brazil | 0.9%
Banco Bradesco SA AD (Cost $2,542,463)	506,886	2,382,364

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 7.8%
Brazil | 2.4%
Brazil NTN-F:
10.00%, 01/01/27	7,396	$1,378,118
10.00%, 01/01/29	26,360	4,885,540
		6,263,658
Dominican Republic | 1.9%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	33,300	595,157
16.95%, 02/04/22 (#)	43,800	834,829
8.90%, 02/15/23 (#)	130,000	2,353,439
10.50%, 04/07/23 (#)	65,400	1,209,090
		4,992,515
Egypt | 0.6%
Egypt Government Bonds, 14.40%, 09/10/29	27,500	1,695,804
Indonesia | 1.5%
Indonesia Treasury Bonds, 8.375%, 09/15/26	50,166,000	3,819,869
Malaysia | 1.0%
Malaysia Government Bonds, 3.62%, 11/30/21	10,340	2,524,840
Russia | 0.4%
Russia Government Bonds - OFZ, 7.95%, 10/07/26	72,920	1,021,439
Total Foreign Government Obligations (Cost $22,625,063)		20,318,125
Description	Shares	Fair Value
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $856,598)	856,598	$856,598
Total Investments | 107.0% (Cost $191,887,669) (»)		$278,944,691
Liabilities in Excess of Cash and Other Assets | (7.0)%		(18,128,719)
Net Assets | 100.0%		$260,815,972

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2021 (unaudited)

Forward Currency Contracts open at March 31, 2021

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CNY	36,351,625	USD	5,552,664	HSB	08/31/21	$—	$79,289
CZK	109,054,070	USD	5,033,884	JPM	06/07/21	—	133,514
EGP	20,551,043	USD	1,243,709	CIT	04/27/21	54,032	—
EGP	39,442,000	USD	2,394,052	JPM	04/27/21	96,600	—
HUF	1,112,584,000	USD	3,600,537	CIT	06/28/21	—	2,716
IDR	73,902,495,000	USD	5,235,000	JPM	05/11/21	—	187,579
INR	607,878,570	USD	8,236,000	CIT	05/03/21	31,302	—
KES	245,212,830	USD	2,187,447	SCB	04/21/21	48,621	—
KRW	2,683,410,000	USD	2,300,000	HSB	04/06/21	76,006	—
KRW	2,683,410,000	USD	2,366,239	HSB	07/01/21	13,505	—
KZT	1,482,902,050	USD	3,404,665	SCB	07/07/21	13,685	—
MXN	167,025,050	USD	8,300,000	HSB	07/26/21	—	228,131
PEN	19,756,119	USD	5,464,737	CIT	04/29/21	—	187,291
PHP	55,415,440	USD	1,123,089	JPM	09/27/21	2,827	—
PLN	16,134,477	USD	4,366,807	JPM	05/24/21	—	283,160
RUB	644,849,625	USD	8,350,000	JPM	08/05/21	48,620	—
SGD	8,922,143	USD	6,501,125	SCB	05/12/21	130,198	—
THB	33,251,760	USD	1,100,505	HSB	05/18/21	—	36,642
TRY	15,261,898	USD	1,916,000	JPM	07/28/21	—	209,201
USD	1,920,000	AUD	2,486,563	BNP	07/19/21	30,557	—
USD	524,000	BRL	2,852,656	HSB	05/28/21	18,905	—
USD	4,033,511	BRL	21,678,106	HSB	05/28/21	195,157	—
USD	2,366,323	KRW	2,683,410,000	HSB	04/06/21	—	9,683
USD	1,776,705	TRY	15,261,898	JPM	04/30/21	—	33,304
UYU	280,562,940	USD	6,300,000	JPM	09/08/21	—	110,710
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$760,015	$1,501,220

Currency Abbreviations:

AUD	- Australian Dollar	INR	- Indian Rupee	PLN	- Polish Zloty
BRL	- Brazilian Real	KES	- Kenyan Shillin	RUB	- Russian Ruble
CNY	- Chinese Renminbi	KRW	- South Korean Won	SGD	- Singapore Dollar
CZK	- Czech Koruna	KZT	- Kazakhstan Tenge	THB	- Thai Baht
EGP	- Egyptian Pound	MXN	- Mexican New Peso	TRY	- New Turkish Lira
HUF	- Hungarian Forint	PEN	- Peruvian New Sol	USD	- United States Dollar
IDR	- Indonesian Rupiah	PHP	- Philippine Peso	UYU	- Uruguayan Peso

Counterparty Abbreviations:

BNP	- BNP Paribas SA
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
SCB	- Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2021 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2021 these securities amounted to 1.9% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):
Aerospace & Defense	1.0%
Banks	2.4
Beverages	6.9
Building Products	0.8
Capital Markets	6.4
Chemicals	0.8
Communications Equipment	1.8
Electrical Equipment	3.5
Electronic Equipment, Instruments & Components	1.5
Entertainment	2.0
Gas Utilities	1.7
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	2.8
Household Products	1.5
Industrial Conglomerates	0.9
Insurance	5.4
Interactive Media & Services	5.7
Internet & Direct Marketing Retail	2.0
IT Services	4.3
Leisure Products	2.0
Life Sciences Tools & Services	5.6
Machinery	2.1
Metals & Mining	1.0
Multiline Retail	2.9
Personal Products	3.3
Pharmaceuticals	5.2
Professional Services	5.5
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	5.7
Software	6.6
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	1.2
Subtotal	98.9
Foreign Government Obligations	7.8
Short-Term Investments	0.3
Total Investments	107.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 21, 2021

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 21, 2021